Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

January 31, 2020

EDO-QTLY-0320
1.9585361.106

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.4%
	Shares	Value
COMMUNICATION SERVICES - 5.4%
Interactive Media & Services - 4.1%
Adevinta ASA Class B	8,632	$105,296
XLMedia PLC	8,504,200	3,902,354
		4,007,650
Media - 1.3%
Nordic Entertainment Group AB Class B	26,400	802,402
Reach PLC	227,802	400,081
		1,202,483

TOTAL COMMUNICATION SERVICES		5,210,133

CONSUMER DISCRETIONARY - 34.3%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	1,500	19,530
Diversified Consumer Services - 5.7%
Frontdoor, Inc. (a)	130,400	5,552,432
Hotels, Restaurants & Leisure - 2.1%
Melco International Development Ltd.	8,000	17,277
Wyndham Hotels & Resorts, Inc.	34,406	1,966,991
		1,984,268
Household Durables - 8.1%
Zagg, Inc. (a)(b)	1,034,166	7,818,295
Internet & Direct Marketing Retail - 6.6%
AO World PLC (a)(b)	4,925,051	5,007,718
Ocado Group PLC (a)	800	12,925
Pinduoduo, Inc. ADR (a)	900	31,698
Prosus NV (a)	1,400	101,281
Secoo Holding Ltd. ADR (a)(b)	201,000	1,278,360
Zooplus AG (a)	165	14,859
		6,446,841
Multiline Retail - 4.0%
B&M European Value Retail SA	803,600	3,859,416
Specialty Retail - 5.6%
Five Below, Inc. (a)	100	11,322
Floor & Decor Holdings, Inc. Class A (a)(b)	109,700	5,409,307
		5,420,629
Textiles, Apparel & Luxury Goods - 2.2%
Kontoor Brands, Inc. (b)	20,800	793,312
Mavi Jeans Class B (a)(c)	2,000	19,032
Puma AG	17,000	1,365,019
		2,177,363

TOTAL CONSUMER DISCRETIONARY		33,278,774

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.0%
Avenue Supermarts Ltd. (a)(c)	461	13,731
Grocery Outlet Holding Corp.	400	13,096
		26,827
Food Products - 1.8%
Kaveri Seed Co. Ltd.	259,199	1,714,161
Ulker Biskuvi Sanayi A/S (a)	5,000	19,500
		1,733,661
Personal Products - 0.0%
Natura & Co. Holding SA ADR (a)	900	19,692

TOTAL CONSUMER STAPLES		1,780,180

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	1,626	8,780
FINANCIALS - 0.1%
Capital Markets - 0.0%
Interactive Brokers Group, Inc.	700	32,900
Insurance - 0.1%
Brighthouse Financial, Inc. (a)	448	17,427
Trupanion, Inc. (a)(b)	500	15,960
		33,387

TOTAL FINANCIALS		66,287

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Alcon, Inc. (a)	6,779	399,554
Health Care Providers & Services - 0.0%
Covetrus, Inc. (a)	600	7,380
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. (a)	490	15,141

TOTAL HEALTH CARE		422,075

INDUSTRIALS - 18.0%
Airlines - 0.1%
AirAsia Group BHD	42,300	14,701
Ryanair Holdings PLC sponsored ADR (a)	500	43,305
Wizz Air Holdings PLC (a)(c)	261	14,431
		72,437
Commercial Services & Supplies - 7.3%
IAA Spinco, Inc. (a)	150,400	7,107,904
Construction & Engineering - 8.9%
Arcosa, Inc.	195,819	8,567,081
Argan, Inc.	300	12,633
		8,579,714
Electrical Equipment - 0.3%
GrafTech International Ltd.	28,800	309,024
Professional Services - 1.4%
The Ince Group PLC (d)	2,288,773	1,354,001

TOTAL INDUSTRIALS		17,423,080

INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment & Components - 0.1%
Coda Octopus Group, Inc. (a)(b)	10,220	64,284
PAX Global Technology Ltd.	39,000	18,072
		82,356
IT Services - 2.6%
Black Knight, Inc. (a)	507	33,928
Global Dominion Access SA (a)(c)	182,167	667,717
Nice Information & Telecom, Inc.	500	11,864
Perspecta, Inc.	62,298	1,748,705
Unisys Corp. (a)	2,000	19,420
		2,481,634
Software - 8.2%
AppFolio, Inc. (a)	14,300	1,879,592
Avalara, Inc. (a)	200	17,028
Micro Focus International PLC sponsored ADR	1,939	25,983
Park City Group, Inc. (a)	211,159	1,005,117
Workiva, Inc. (a)	300	13,647
Xero Ltd. (a)	89,202	5,028,118
		7,969,485
Technology Hardware, Storage & Peripherals - 2.5%
Super Micro Computer, Inc. (a)	88,700	2,480,052

TOTAL INFORMATION TECHNOLOGY		13,013,527

MATERIALS - 0.0%
Chemicals - 0.0%
The Chemours Co. LLC	800	11,096
Construction Materials - 0.0%
West China Cement Ltd.	168,000	26,995

TOTAL MATERIALS		38,091

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
CorePoint Lodging, Inc.	1,311	11,996
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	2,655,290	2,879,457
		2,891,453
Real Estate Management & Development - 0.0%
Midland Holdings Ltd. (a)	16,000	2,041
Sunteck Realty Ltd. (a)	2,140	11,821
		13,862

TOTAL REAL ESTATE		2,905,315

TOTAL COMMON STOCKS
(Cost $72,870,056)		74,146,242

Investment Companies - 20.3%
iShares Russell 3000 ETF	46,400	8,735,728
SPDR Portfolio Total Stock Market ETF	275,300	10,951,432
TOTAL INVESTMENT COMPANIES
(Cost $16,094,947)		19,687,160
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.54% 3/12/20 (e)
(Cost $159,727)	160,000	159,741
	Shares	Value

Money Market Funds - 12.4%
Fidelity Cash Central Fund 1.58% (f)	2,143,412	$2,143,841
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	9,872,100	9,873,088
TOTAL MONEY MARKET FUNDS
(Cost $12,016,929)		12,016,929
TOTAL INVESTMENT IN SECURITIES - 109.2%
(Cost $101,141,659)		106,010,072
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(8,943,287)
NET ASSETS - 100%		$97,066,785

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	March 2020	$161,470	$(3,394)	$(3,394)
CME E-mini S&P 500 Index Contracts (United States)	9	March 2020	1,450,800	23,856	23,856
TOTAL FUTURES CONTRACTS					$20,462

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $714,911 or 0.7% of net assets.

 (d) Affiliated company

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,741.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,568
Fidelity Securities Lending Cash Central Fund	33,681
Total	$161,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
The Ince Group PLC	$--	$4,294,174	$--	$111,509	$--	$(2,940,173)	$1,354,001
Total	$--	$4,294,174	$--	$111,509	$--	$(2,940,173)	$1,354,001

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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